Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001770088
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39257
Entity Registrant Name	WiMi Hologram Cloud Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room#1508, 4th Building
Entity Address, Address Line Two	Zhubang 2000 Business Center, No. 97, Balizhuang Xili
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Title of 12(b) Security	Class B ordinary shares, par value US$0.002 per share
Trading Symbol	WIMI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of WiMi Hologram Cloud Inc. and its subsidiaries (collectively, the Company) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss , shareholders’ equity, and cash flows, for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of December 31, 2025 and 2024, and the consolidated results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	ONESTOP ASSURANCE PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,005,778
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	17,379,276
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room#1508, 4th Building
Entity Address, Address Line Two	Zhubang 2000 Business Center, No. 97, Balizhuang Xili
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Contact Personnel Name	Shuo Shi
Contact Personnel Email Address	sean@wimiar.com
City Area Code	+86-10
Local Phone Number	5338-4913